STATEMENTS OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS:
Cash	$ 78,898,781	$ 243,678
Investment in Underlying Funds (Cost $95,890,791 for 2015 and $189,276,756 for 2014)	84,461,211	219,599,631
Receivable from Underlying Funds	400,000	4,280,060
Investment in Underlying Funds paid in advance	320,000
Other assets		6,915
TOTAL ASSETS	164,079,992	224,130,284
LIABILITIES:
Management fee payable	877,496	380,550
Redemptions payable	1,435,905	3,946,883
Subscriptions received in advance	390,000
Other liabilities	594,859	302,140
Total liabilities	3,298,260	4,629,573
MEMBERS' CAPITAL:
Members' Capital (147,812,907 Units and 185,070,253 Units outstanding; unlimited Units authorized)	160,781,732	219,500,711
Total Members' Capital	160,781,732	219,500,711
TOTAL LIABILITIES AND MEMBERS' CAPITAL	$ 164,079,992	$ 224,130,284